UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riazzi Asset Management, LLC
Address:  2331 Far Hills Avenue, Suite 200
          Oakwood, OH 45419

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Riazzi
Title:    Chief Executive Office
Phone:    937-643-1000

Signature, Place, and Date of Signing:

     /s/ John Riazzi                Oakwood, OH               July 7, 2009
     ---------------------          -------------             ----------------
          [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           97

Form 13F Information Table Value Total:  $   191,380
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                    FORM 13F
                                As of: 6/30/2009

Name of Reporting Manager:   Riazzi Asset Manangement

          COLUMN 1                COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-----------------------------  --------------    ---------  --------   -------------------  ---------- --------  -------------------
                                                                                                                  VOTING AUTHORITY
                                                             VALUE     SHRS OR  SH/   PUT/  INVESTMENT  OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------    ---------  --------   -------  ----  ----  ---------- --------  ----  ------  -----
ALLIANCE BERNSTEIN             Common Stocks     01881G106      429     21,376              SOLE                 21,376
ALTRIA GROUP                   Common Stocks     02209S103      426     26,005              SOLE                 26,005
BANK OF AMERICA                Common Stocks     060505104      824     62,453              SOLE                 62,453
BLACKROCK INC                  Common Stocks     09247X101      235      1,338              SOLE                  1,338
BP PLC  SPONS ADR              Common Stocks     055622104      960     20,144              SOLE                 20,144
BRISTOL MYERS SQUIBB           Common Stocks     110122108    1,744     85,879              SOLE                 85,879
CITIGROUP INC                  Common Stocks     172967101       90     30,216              SOLE                 30,216
COLGATE PALMOLIVE              Common Stocks     194162103      834     11,786              SOLE                 11,786
DOMINION RESOURCES INC VA      Common Stocks     25746U109      566     16,946              SOLE                 16,946
DUKE ENERGY                    Common Stocks     26441C105      993     68,061              SOLE                 68,061
ENERGY TRANSFER PARTNERS       Common Stocks     29273R109      230      5,670              SOLE                  5,670
EXXON MOBIL CORP               Common Stocks     30231G102    1,143     16,348              SOLE                 16,348
GENERAL MARITIME CORP          Common Stocks     Y2693R101      376     38,013              SOLE                 38,013
GOLDMAN SACHS GROUP INC        Common Stocks     38141G104      251      1,704              SOLE                  1,704
JEFFERIES GROUP                Common Stocks     472319102      551     25,819              SOLE                 25,819
KIMBERLY-CLARK                 Common Stocks     494368103      644     12,284              SOLE                 12,284
KRAFT FOODS                    Common Stocks     50075N104      379     14,958              SOLE                 14,958
KROGER CO                      Common Stocks     501044101      314     14,220              SOLE                 14,220
LLOYDS TSB GROUP PLC ADR       Common Stocks     539439109      185     38,700              SOLE                 38,700
LOEWS CORP-CAROLINA GROUP      Common Stocks     544147101      389      5,739              SOLE                  5,739
MARATHON OIL CORP              Common Stocks     565849106      964     31,980              SOLE                 31,980
MERCK & CO                     Common Stocks     589331107    1,302     46,567              SOLE                 46,567
MICROSOFT CORP                 Common Stocks     594918104    2,397    100,843              SOLE                100,843
PFIZER INC                     Common Stocks     717081103      495     32,996              SOLE                 32,996
PHILIP MORRIS INTERNATIONAL    Common Stocks     718172109    1,360     31,181              SOLE                 31,181
PROCTER & GAMBL                Common Stocks     742718109      342      6,692              SOLE                  6,692
RAYMOND JAMES FIN              Common Stocks     754730109      472     27,442              SOLE                 27,442
SCHLUMBERGER                   Common Stocks     806857108      758     14,005              SOLE                 14,005
SCHWAB CHARLES CORP            Common Stocks     808513105      363     20,685              SOLE                 20,685
SMUCKER JM CO                  Common Stocks     832696405      250      5,140              SOLE                  5,140
T ROWE PRICE GROUP             Common Stocks     74144T108      242      5,810              SOLE                  5,810
TEEKAY TANKERS                 Common Stocks     Y8565N102      121     13,060              SOLE                 13,060
TRANSOCEAN INC NEW             Common Stocks     H8817H100      527      7,098              SOLE                  7,098
VALERO ENERGY                  Common Stocks     91913Y100      182     10,757              SOLE                 10,757
VODAFONE GROUP                 Common Stocks     92857W209    1,269     65,109              SOLE                 65,109
WALT DISNEY CO                 Common Stocks     254687106      555     23,804              SOLE                 23,804
AEGEAN MARINE PETROLEUM NETW   Common Stocks     Y0017S102    6,195    410,271              SOLE                410,271
ALLETE INC.                    Common Stocks     018522300    2,253     78,352              SOLE                 78,352
AMERICAN SAFETY INSURANCE      Common Stocks     G02995101    1,458    107,118              SOLE                107,118
ANNALY CAPITAL MANAGEMENT INC  Common Stocks     035710409    2,332    154,001              SOLE                154,001
APOLLO GROUP A                 Common Stocks     037604105      541      7,605              SOLE                  7,605
ARIES MARITIME TRANSPORT LTD   Common Stocks     G0474B105        9     13,000              SOLE                 13,000
AXYS TECHNOLOGIES, INC         Common Stocks     054615109    1,699     31,666              SOLE                 31,666
BARD C R                       Common Stocks     067383109      461      6,191              SOLE                  6,191
CABOT OIL & GAS                Common Stocks     127097103    2,521     82,283              SOLE                 82,283
CHATTEM INC                    Common Stocks     162456107    3,981     58,458              SOLE                 58,458
CMS ENERGY                     Common Stocks     125896100    2,884    238,742              SOLE                238,742
COGENT INC.                    Common Stocks     19239Y108    6,989    651,333              SOLE                651,333
COMSTOCK RES                   Common Stocks     205768203    3,019     91,354              SOLE                 91,354
CONSOL ENERGY INC              Common Stocks     20854P109      506     14,893              SOLE                 14,893
DEAN FOODS                     Common Stocks     242370104    6,087    317,172              SOLE                317,172
DHT MARITIME INC               Common Stocks     Y2065G105    1,414    271,465              SOLE                271,465
DIAMOND HILL INVESTMENT GROUP  Common Stocks     25264R207    1,087     27,052              SOLE                 27,052
EXELON CORPORATION             Common Stocks     30161N101      660     12,886              SOLE                 12,886
EZCORP INC                     Common Stocks     302301106    5,553    515,116              SOLE                515,116
FAIR ISAAC CORP                Common Stocks     303250104    2,681    173,410              SOLE                173,410
FIDLTY NATL FIN                Common Stocks     31620R105    4,019    297,059              SOLE                297,059
FISERV INC                     Common Stocks     337738108      682     14,930              SOLE                 14,930
FRONTIER COMMUNICATIONS        Common Stocks     35906A108    3,864    541,114              SOLE                541,114
FTI CONSULTING INC             Common Stocks     302941109    8,062    158,954              SOLE                158,954
GENCO SHIPPING & TRADING       Common Stocks     Y2685T107    4,742    218,313              SOLE                218,313
GLOBAL IND                     Common Stocks     379336100    1,975    348,963              SOLE                348,963
GOODRICH PETROLEUM             Common Stocks     382410405    2,332     94,825              SOLE                 94,825
GULF ISL FABRICATION           Common Stocks     402307102      977     61,735              SOLE                 61,735
HANESBRANDS INC                Common Stocks     410345102    4,601    306,549              SOLE                306,549
HCC INSURANCE                  Common Stocks     404132102    5,994    249,648              SOLE                249,648
HELIX ENERGY SOLUTIONS GROUP   Common Stocks     42330P107    1,692    155,648              SOLE                155,648
HOLLY CORP                     Common Stocks     435758305    3,124    173,766              SOLE                173,766
HOST HOTELS & RESORTS INC      Common Stocks     44107P104      384     45,732              SOLE                 45,732
HYPERCOM CORP                  Common Stocks     44913M105    1,309    872,502              SOLE                872,502
ID SYSTEMS                     Common Stocks     449489103      877    242,342              SOLE                242,342
ISHARES RUSSELL 2000 VALUE     Common Stocks     464287630      645     13,859              SOLE                 13,859
JARDEN CORP                    Common Stocks     471109108    3,449    183,966              SOLE                183,966
JOHN WILEY & SONS INC          Common Stocks     968223206    3,423    102,961              SOLE                102,961
LENDER PROCESSING              Common Stocks     52602E102    3,794    136,640              SOLE                136,640
LTC PROPERTIES                 Common Stocks     502175102    6,107    298,619              SOLE                298,619
McDERMOTT INTL                 Common Stocks     580037109    3,286    161,774              SOLE                161,774
NAVIGANT CONSULTING CO         Common Stocks     63935N107    4,056    313,912              SOLE                313,912
OMEGA HEALTHCARE REIT          Common Stocks     681936100    7,145    460,374              SOLE                460,374
OMEGA NAVIGATION               Common Stocks     Y6476R105    1,700    447,309              SOLE                447,309
PARKWAY PPTIES                 Common Stocks     70159Q104    1,686    129,696              SOLE                129,696
PARTNERRE LTD                  Common Stocks     G6852T105    2,858     44,009              SOLE                 44,009
PETROHAWK ENERGY CORP          Common Stocks     716495106    3,347    150,082              SOLE                150,082
PRIDE INTERNATN                Common Stocks     74153Q102    2,476     98,809              SOLE                 98,809
REPUBLIC SVCS INC              Common Stocks     760759100    3,195    130,893              SOLE                130,893
SCHERING PLOUGH                Common Stocks     806605101      847     33,727              SOLE                 33,727
STEALTHGAS, INC                Common Stocks     Y81669106    1,693    364,171              SOLE                364,171
SUPERIOR ENERGY                Common Stocks     868157108    4,508    261,035              SOLE                261,035
SWIFT ENERGY                   Common Stocks     870738101      698     41,895              SOLE                 41,895
TERRA INDUSTRIE                Common Stocks     880915103    3,396    140,199              SOLE                140,199
THERMO FISHER SCIENTIFIC INC   Common Stocks     883556102      789     19,351              SOLE                 19,351
TRANSOCEAN INC NEW             Common Stocks     H8817H100      625      8,408              SOLE                  8,408
UIL HOLDINGS CORP              Common Stocks     902748102    3,124    139,175              SOLE                139,175
WINDSTREAM CORP                Common Stocks     97381W104      534     63,888              SOLE                 63,888
WRIGHT EXPRESS CORP            Common Stocks     98233Q105    3,884    152,479              SOLE                152,479
XTO ENERGY INC                 Common Stocks     98385X106      555     14,545              SOLE                 14,545
ZEP, INC                       Common Stocks     98944B108    3,435    285,056              SOLE                285,056